NOTE 3.. RENTAL PROPERTY	9 Months Ended
Sep. 30, 2025
Block 40 L L C 2024 [Member]
NOTE 3.. RENTAL PROPERTY

NOTE 3.. RENTAL PROPERTY

Rental property at December 31, 2024 consisted of the following:

Land	$4,504,624
Building - residential	104,550,314
Building - commercial	11,661,662
Building and land improvements	3,877,968
Fixtures and personal property	13,835,318
Tenant Improvements	1,528,950
139,958,836

Less: accumulated depreciation	(18,894,674)
$121,064,162

Depreciation expense amounted to approximately $7,127,000 for the year ended December 31, 2024. Amortization of tenant improvements amounted to approximately $76,000 for the year ended December 31, 2024, and is included as a component of revenue in the accompanying consolidated statement of operations.